Non-Controlling Interests - Additional Information (Details) - PSA Finance UK Limited - Santander Consumer (UK) £ in Millions	Jul. 30, 2021 GBP (£)
Disclosure Of Noncontrolling Interests [Line Items]
Proportion of ownership interest in subsidiary sold	50.00%
Assets derecognised at disposal	£ 3,200
Liabilities derecognised at disposal	2,900
Non-controlling interests
Disclosure Of Noncontrolling Interests [Line Items]
Non-controlling interest derecognised at disposal	£ 150